Events Occurring After the Reporting Date (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Events Occurring After the Reporting Date

19	Events occurring after the reporting date

Subsequent to the end of the financial period, the Company issued 3,116,645 shares at an average price of $2.24 per share to the value of US$6.98 million. These proceeds were used as working capital in the business.

As at the date of this report, Company is in negotiations with its Bankers to reset the loan covenants and extend the Loan to beyond the expiry of it’s current terms of 30 June 2019.

On 15th August 2018, the Company filed a F1 Registration statement relating to the resale of up to 12,752,951 ordinary shares, no par value, of Naked Brand Group Limited and up to 1,293,892 Ordinary Shares issuable upon exercise of outstanding warrants. The securities were issued in connection with one or more private placements and placements that occurred outside the United States and the Company will not receive any proceeds from the sale of the securities under this prospectus. However, the Company could receive up to USD$4,852,095 in gross proceeds if all of the warrants held by three of the Selling Shareholders are exercised for cash. We are still evaluating the accounting and financial reporting treatment of this transaction.

On November 15, 2018, we and our wholly-owned subsidiary, Bendon, entered into a Stock Purchase Agreement with the shareholders of FOH Online Corp. (“FOH”), including Cullen Investments Limited (“Cullen”), a significant shareholder of the Company. Pursuant to the agreement, on December 6, 2018, we purchased all of the issued and outstanding shares of FOH, in order to gain direct ownership of the Frederick’s of Hollywood license arrangement FOH had with Authentic Brands Group (“ABG”). The Naked Group previously marketed merchandise under the Frederick’s of Hollywood brand through a sub-license arrangement with FOH. As a result of the acquisition of FOH, the Naked Brands Group now has a direct relationship with ABG in relation to the Frederick’s of Hollywood license. Under the terms of the agreement, we paid a purchase price of approximately US$18.2 million, as follows (i) Bendon forgave debt owed to it by FOH and Cullen, in the aggregate amount of approximately US$9.9 million, and (ii) we issued 3,765,087 of our Ordinary Shares to FOH’s shareholders, valued at a price per share of US$2.20. We also agreed to satisfy certain obligations with respect to certain claims involving the parties. A portion of the Ordinary Shares issued to FOH’s shareholders are held in trust and may be released to Cullen to the extent not applied in satisfaction of such claims. We are still evaluating the accounting and financial reporting treatment of this transaction.

Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Events Occurring After the Reporting Date

33	Events occurring after the reporting date

●	Subsequent to the end of the financial year the Company entered into a Deed of Amendment with their banker BNZ to reduce the facility as at 31 January 2018 of NZD$36.4 million to NZD$20 million. In addition the new facility takes over guarantees and financial instruments totaling NZD$1,345,000.

The new facility has been provided for 12 months to 14 June 2019 and is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 of $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.

●	Subsequent to the end of the financial period and up to 13 June 2018 the Company issued new ordinary shares to the value of $USD$23.5 million. The share capital has been used to reduce the outstanding Bank facilities as at 31 January 2018 to the new Bank facility limit of NZD$20 million described above.

●	Subsequent to the end of the financial year on 28 June 2018 the Company entered into a Loan facility Agreement with an associate of a major shareholder that provides the Company with a standby facility that makes available to the Company a loan facility to fund creditor calls, working capital, and or servicing of repayment of debt facilities. The facility is split between Facility A which is a NZD$10 million amount available for the purpose or creditor calls and working capital; and Facility B which is a NZD$10 million amount for the purpose of repayment of the Company’s debt with BNZ in the event the Company’s Bank gives notice to reduce or repay the facility. Each facility is subject to a facility fee of NZD$500,000 upon first draw down from each facility.

The facility expires on the second anniversary of the date of the agreement. Interest is payable under the facility on amounts drawn at a rate of 7.5%.

In the event the Company having outstanding indebeteness under the agreement, the borrower grants to the lender an option to convert all or part of the indebebteness into shares of the Company, where the number of shares are determined by the greater of a calcucation using the closing share price and the 30 day VWAP.

●	The Company and Naked Brands Inc completed a merger on 19 June 2018 that was approved by the Naked shareholders on 11 June 2018. The combined group will be known as Naked Brands Group Limited an Australian domiciled entity listed on the Nasdaq.

●	Subsequent to the end of the financial period, the shareholder loan converted to equity on closing of the merger with Naked Brands Inc.